MERIDIAN VALUE FUND(R)
                                                               February 15, 2002

To Our Shareholders:

The Meridian Value Fund's net asset value per share at December 31, 2001, was
32.42. This represents an increase of 11.70% for the calendar year 2001. The fund made a dividend and capital gain distribution on September 25, 2001 totaling $0.08 per share. The Fund's total return and average compound annual rate of return since June 30, 1995, were 369.29% and 26.83%, respectively. The comparable period returns for the S&P 500 with dividends were 133.70% and 13.94%, respectively. The Fund's assets at the close of the quarter were invested 10.4% in cash and cash equivalents and 89.6% in stocks. Total net assets were $1,138,720,950 and there were 36,300 shareholders.

Stocks rebounded sharply during the fourth quarter as investors anticipated an improved economy with better corporate profits during 2002. The S&P 500 gained
10.3 percent during the period, the NASDAQ 30.1 percent, and the Russell 2000
20.7 percent. This advance did not salvage the year, however. The major indices declined for the second consecutive year, which is the first time this has happened since 1973-74. The S&P 500 declined 13.0 percent during 2001, the NASDAQ 21.1 percent, while the Russell 2000 gained a meager 1.0 percent. There were only a few positive performing groups in 2001, which included the building, retail and health care service sectors. Telecom, wireless, energy and travel-related companies were among the worst performing groups.

The Dow Jones Bond Index began the year at 97.41 and closed the year at 102.58, a gain of 5.3 percent, reflecting the weak economy and the related decline in interest rates.

Current economic activity is weak but there are a number of encouraging signs. Monetary and fiscal policy is expansionary, interest rates are low and inflation is in check. The housing sector is strong and recently there has been improvement in consumer confidence and the leading indicators, both forecasters of future growth. The precise timing of the economic recovery is not important but we believe that growth will resume by the middle of the new year and continue through at least 2003. Activity will not be as robust as in the late nineties, but it will be good enough to increase employment and corporate profits.

Performance this year will depend more than ever on stock selection. We believe that the small and mid-cap sectors will perform best because their growth prospects and relative valuations are more favorable. We believe that most large-cap stocks are still at least fairly priced, and that the stocks of high profile technology companies do not appear to represent good value, even though they have declined substantially. We continue to research companies that we expect will face improving business prospects going forward, and which sell at reasonable valuations.

                                     Sincerely,

                                   /s/ Richard F. Aster, Jr.



                                     Richard F. Aster, Jr.

                                   /s/ Kevin O'Boyle
                                     Kevin O'Boyle

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          Shares          Value
                                                         ---------    --------------
COMMON STOCK - 89.6%
  AGRICULTURE - 1.1%
     Agrium, Inc.*.....................................  1,185,300    $   12,564,180
  APPAREL - 3.7%
     Nautica Enterprises, Inc..........................    346,900         4,436,851
     Tommy Hilfiger, Inc. .............................  1,126,000        15,482,500
     VF Corporation*...................................    556,100        21,693,461
                                                                      --------------
                                                                          41,612,812
  BANKING AND FINANCE - 0.5%
     USA Education, Inc.*..............................     67,600         5,679,752
  BASIC MATERIALS - 2.3%
     Anglogold Limited*................................    632,000        11,413,920
     Gold Fields Limited*..............................    630,000         3,049,200
     Newmont Mining*...................................    595,900        11,387,649
                                                                      --------------
                                                                          25,850,769
  COMPUTER SOFTWARE - 2.5%
     Cognos Incorporated...............................    304,100         7,602,500
     Compuware Corporation.............................  1,169,000        13,782,510
     Hyperion Solutions Corporation....................    170,000         3,376,200
     Progress Software Corporation.....................    222,000         3,836,160
                                                                      --------------
                                                                          28,597,370
  CONSUMER PRODUCTS - 2.2%
     Concord Camera Corp...............................  1,024,000         8,110,080
     Dial Corporation*.................................    983,900        16,873,885
                                                                      --------------
                                                                          24,983,965

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          Shares          Value
                                                         ---------    --------------
COMMON STOCK (continued)
  CONSUMER SERVICES - 8.8%
     Adelphia Communications Corporation...............    862,000    $   26,877,160
     EchoStar Communications Corporation...............    511,000        14,037,170
     Service Master Company*...........................  1,007,300        13,900,740
     Waste Management Inc.*............................  1,417,700        45,238,807
                                                                      --------------
                                                                         100,053,877
  DEFENSE - 1.7%
     Raytheon Company*.................................    611,600        19,858,652
  ENERGY - 3.8%
     FMC Technologies..................................    340,800         5,606,160
     Newfield Exploration Company......................    404,800        14,374,448
     Tom Brown, Inc. ..................................    437,000        11,803,370
     Transocean Sedco Forex, Inc.*.....................    358,000        12,107,560
                                                                      --------------
                                                                          43,891,538
  FOOD CHAINS - 1.5%
     Albertson's, Inc.*................................    556,000        17,508,440
  HEALTH SERVICES - 14.4%
     Becton, Dickinson and Co.*........................    680,000        22,542,000
     DaVita, Inc. .....................................    922,300        22,550,235
     HEALTHSOUTH Corporation...........................  1,420,900        21,057,738
     Haemonetics Corporation...........................    326,000        11,057,920
     Lincare Holdings, Inc. ...........................    815,100        23,352,615
     McKesson Corporation*.............................    399,000        14,922,600
     Mylan Laboratories, Inc.*.........................    433,000        16,237,500
     Omnicare, Inc.*...................................    959,300        23,867,384
     Parexel International*............................    498,200         7,149,170
     Vinsys Healthcare, Inc. ..........................     58,892         1,190,207
                                                                      --------------
                                                                         163,927,369

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          Shares          Value
                                                         ---------    --------------
COMMON STOCK (continued)
  INDUSTRIAL PRODUCTS - 5.6%
     InFocus Corp. ....................................    689,000    $   15,171,780
     International Flavors & Fragrances*...............    404,000        12,002,840
     Pall Corporation*.................................    644,100        15,497,046
     Sensient Technologies Corp.*......................    486,300        10,119,903
     Thermo Electron Corporation.......................    468,100        11,168,866
                                                                      --------------
                                                                          63,960,435
  INDUSTRIAL SERVICES - 3.4%
     CIBER, Inc. ......................................    506,200         4,783,590
     Keane, Inc. ......................................    450,000         8,113,500
     Red Hat, Inc. ....................................    435,000         3,088,500
     Valassis Communications Inc. .....................    643,400        22,917,908
                                                                      --------------
                                                                          38,903,498
  INSURANCE - 1.6%
     Fairfax Financial Holdings Limited................     51,500         5,291,118
     SAFECO Corp.*.....................................    411,000        12,802,650
                                                                      --------------
                                                                          18,093,768
  LEISURE & AMUSEMENT - 4.3%
     Carnival Corporation..............................    217,000         6,093,360
     Park Place Entertainment Corporation..............  2,033,900        18,650,863
     Six Flags, Inc. ..................................  1,543,400        23,737,492
                                                                      --------------
                                                                          48,481,715
  REAL ESTATE - 2.4%
     Health Care REIT, Inc.*...........................    202,100         4,921,135
     Healthcare Realty Trust*..........................    800,900        22,425,200
                                                                      --------------
                                                                          27,346,335

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          Shares          Value
                                                         ---------    --------------
COMMON STOCK (continued)
  RESTAURANTS - 1.0%
     TRICON Global Restaurants.........................    240,000    $   11,808,000
  RETAIL - 7.5%
     Borders Group.....................................    549,100        10,894,144
     Burlington Coat Factory Warehouse Corp.*..........    676,600        11,366,880
     Gadzooks, Inc.*...................................    439,800         6,042,852
     Intimate Brands, Inc.*............................    746,600        11,094,476
     Office Depot, Inc. ...............................    722,200        13,389,588
     Toys "R" Us, Inc. ................................    802,500        16,643,850
     Zale Corporation..................................    376,500        15,767,820
                                                                      --------------
                                                                          85,199,610
  TECHNOLOGY - 9.4%
     AVX Corporation*..................................    461,000        10,874,990
     Coherent, Inc.*...................................    244,500         7,559,940
     Concurrent Computer Corp. ........................  1,077,200        15,996,420
     FileNET Corporation...............................    410,000         8,318,900
     PCTEL, Inc.*......................................    543,800         5,280,298
     Pinnacle Systems, Inc. ...........................  1,243,000         9,869,420
     Power Integrations, Inc. .........................    463,000        10,574,920
     Storage Technology Corp. .........................    966,600        19,979,622
     Symbol Technologies, Inc. ........................    761,900        12,098,972
     Ultratech Stepper, Inc. ..........................    400,000         6,608,000
                                                                      --------------
                                                                         107,161,482
  TELECOMMUNICATIONS EQUIPMENT - 3.1%
     Adtran, Inc. .....................................    363,500         9,276,520
     Harris Corporation*...............................    561,500        17,131,365
     REMEC, Inc. ......................................    886,300         8,854,137
                                                                      --------------
                                                                          35,262,022

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          Shares          Value
                                                         ---------    --------------
COMMON STOCK (continued)
  TELECOMMUNICATIONS SERVICES - 8.5%
     Alltel Corporation*...............................    179,100    $   11,055,843
     CenturyTel, Inc.*.................................    687,000        22,533,600
     Citizens Communications Company...................  1,680,400        17,913,064
     SBC Communications Inc.*..........................    564,800        22,123,216
     Sprint FON Group*.................................  1,136,400        22,818,912
                                                                      --------------
                                                                          96,444,635
  TRANSPORTATION - 0.3%
     UTi Worldwide, Inc.*..............................    162,500         3,180,125
  TOTAL COMMON STOCK
  (Identified cost $887,249,813)..................................     1,020,370,349
                                                                      --------------
CASH AND OTHER ASSETS LESS LIABILITIES - 10.4%....................       118,350,601
                                                                      --------------
NET ASSETS - 100%.................................................    $1,138,720,950
                                                                      ==============

      * income producing

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS
  Investments (Cost $887,249,813)...........................  $1,020,370,349
  Cash and cash equivalents.................................     121,429,882
  Receivables for:
     Dividends..............................................         351,216
     Interest...............................................          76,888
     Capital shares.........................................      11,563,277
     Securities sold........................................       1,414,979
  Prepaid expenses..........................................          12,630
  Other assets..............................................         231,363
                                                              --------------
     TOTAL ASSETS...........................................   1,155,450,584
                                                              --------------
LIABILITIES
  Payables for:
     Capital shares.........................................       7,783,904
     Securities purchased...................................       8,914,047
  Other payables and Accrued expenses.......................          31,683
                                                              --------------
     TOTAL LIABILITIES......................................      16,729,634
                                                              --------------
NET ASSETS..................................................  $1,138,720,950
                                                              ==============
Capital shares issued and outstanding, par value $.01
  (50,000,000 shares authorized)............................      35,126,212
                                                              ==============
Net asset value per share (offering and redemption price)...          $32.42
                                                              ==============
Net assets consist of:
  Paid in capital...........................................  $1,015,611,764
  Accumulated net realized loss.............................     (10,034,261)
  Accumulated net unrealized appreciation on investments....     133,120,537
  Undistributed net investment income.......................          22,910
                                                              --------------
                                                              $1,138,720,950
                                                              ==============

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends.............................................  $3,660,410
  Interest and Other Income.............................     977,693
                                                          ----------
       Total investment income..........................                 $4,638,103
                                                                        -----------
EXPENSES
  Investment advisory fees..............................   4,386,277
  Transfer agent fees...................................      63,480
  Custodian fees........................................      61,180
  Pricing fees..........................................      48,484
  Professional fees.....................................      17,112
  Reports to shareholders...............................      16,514
  Registration and filing fees..........................      14,994
  Miscellaneous expenses................................       4,852
  Directors' fees and expenses..........................       2,300
                                                          ----------
       Total expenses...................................                  4,615,193
                                                                        -----------
  Net investment income.................................                     22,910
                                                                        -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized loss on investments......................  (9,102,378)
  Net change in unrealized appreciation on
     investments........................................  64,081,169
                                                          ----------
  Net gain on investments...............................                 54,978,791
                                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $55,001,701
                                                                        ===========

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       Period Ended        Year Ended
                                                    December 31, 2001     June 30, 2001
                                                    ------------------    -------------
OPERATIONS
Net investment income.............................           $22,910        $2,060,021
Net realized gain on investments..................        (9,102,378)        2,253,367
Net change in unrealized appreciation on
  investments.....................................        64,081,169        62,937,554
                                                      --------------      ------------
  Net increase in net assets from operations......        55,001,701        67,250,942
                                                      --------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income..........        (1,007,522)               --
Distributions from net realized capital gain......        (1,201,562)      (10,139,236)
                                                      --------------      ------------
  Total distributions.............................        (2,209,084)      (10,139,236)
                                                      --------------      ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares.....................       445,757,502       720,442,324
Reinvestment of distributions.....................         1,950,468         8,503,065
Less: redemptions.................................      (130,338,607)     (105,428,421)
                                                      --------------      ------------
  Increase resulting from capital share
     transactions.................................       317,369,363       623,516,968
                                                      --------------      ------------
Total increase in net assets......................       370,161,980       680,628,674
NET ASSETS
Beginning of period...............................       768,558,970        87,930,296
                                                      --------------      ------------
End of period (includes undistributed net
  investment income of $22,910 and $1,007,776,
  respectively)...................................    $1,138,720,950      $768,558,970
                                                      ==============      ============

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              For the
                             six months
                               ended          For the fiscal year ended June 30,
                            December 31,   ----------------------------------------
                                2001           2001          2000          1999
                            ------------   ------------   -----------   -----------
Net Asset
 Value - Beginning of
 Period...................        $30.98         $25.88        $22.29        $19.30
                             -----------   ------------   -----------   -----------
Income from Investment
-------------------
Operations
--------
Net Investment Income
 (Loss)#..................         (0.04)          1.12          0.05         (0.10)
Net Gains or Losses on
 Securities (both realized
 and unrealized)..........          1.56           5.75          5.91          3.56
                             -----------   ------------   -----------   -----------
Total From Investment
 Operations...............          1.52           6.87          5.96          3.46
                             -----------   ------------   -----------   -----------
Less Distributions
--------------
Distribution from Net
 Investment Income........         (0.04)         (1.09)         0.00          0.00
Distribution from Net
 Realized Capital Gains...         (0.04)         (0.68)        (2.37)        (0.47)
                             -----------   ------------   -----------   -----------
Total Distributions.......         (0.08)         (1.77)        (2.37)        (0.47)
Net Asset Value - End of
 Period...................        $32.42         $30.98        $25.88        $22.29
                             ===========   ============   ===========   ===========
Total Return..............         4.96%**       27.95%        29.63%        18.92%
                             ===========   ============   ===========   ===========
Ratios/Supplemental Data
---------------------
Net Assets, End of
 Period...................    $1,138,721   $768,558,970   $87,930,296   $24,912,455
Ratio of Expenses to
 Average Net Assets.......         1.06%++        1.10%         1.41%         1.63%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets...............         0.01%++        0.60%         0.39%        (0.65%)
Portfolio Turnover Rate...           58%            76%           86%          124%


                                   For the fiscal year ended June 30,
                            ------------------------------------------------
                               1998          1997         1996        1995
                            -----------   ----------   ----------   --------
Net Asset
 Value - Beginning of
 Period...................       $17.40       $15.32       $10.27      $9.87
                            -----------   ----------   ----------   --------
Income from Investment
-------------------
Operations
--------
Net Investment Income
 (Loss)#..................        (0.19)       (0.26)       (0.10)     (0.04)
Net Gains or Losses on
 Securities (both realized
 and unrealized)..........         4.32         3.20         5.15       0.44
                            -----------   ----------   ----------   --------
Total From Investment
 Operations...............         4.13         2.94         5.05       0.40
                            -----------   ----------   ----------   --------
Less Distributions
--------------
Distribution from Net
 Investment Income........         0.00         0.00         0.00       0.00
Distribution from Net
 Realized Capital Gains...        (2.23)       (0.86)        0.00       0.00
                            -----------   ----------   ----------   --------
Total Distributions.......        (2.23)       (0.86)        0.00       0.00
Net Asset Value - End of
 Period...................       $19.30       $17.40       $15.32     $10.27
                            ===========   ==========   ==========   ========
Total Return..............       26.05%       20.55%+      49.17%+     4.05%+
                            ===========   ==========   ==========   ========
Ratios/Supplemental Data
---------------------
Net Assets, End of
 Period...................  $12,196,379   $7,340,110   $3,471,507   $715,021
Ratio of Expenses to
 Average Net Assets.......        2.16%        2.51%*       2.55%*     2.78%*
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets...............       (1.35%)      (1.96%)*     (1.36%)*   (0.58%)*
Portfolio Turnover Rate...         133%         144%         125%        77%

+ The total returns would have been lower had certain expenses not been reduced during the periods shown.

* Not representative of expenses incurred by the Fund as the Adviser waived its fee and/or paid certain expenses of the Fund. As indicated in Note 3, the Investment Manager reduced a portion of its fee and absorbed certain expenses of the Fund. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets would have been 2.80%, 6.47% and 14.64%, and the ratio of net investment income to average net assets would have been a loss of 2.25%, 5.28% and 12.44%, for the periods ended June 30, 1997 through June 30, 1995, respectively.

**  Figure not annualized.

++ Figures are annualized.

# Net Investment Income (loss) per share has been computed before adjustments for tax differences.

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Meridian Value Fund (the "Fund"), a series of Meridian Fund, Inc. (the "Company"), began operations on February 10, 1994. The Fund was registered on February 7, 1994 under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The primary investment objective of the Fund is to seek long-term growth of capital. In addition to the Meridian Value Fund, the Company also offers the Meridian Growth Fund. The following is a summary of significant accounting policies:

   a. INVESTMENT VALUATIONS: Marketable securities are valued at the last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates value.

   b. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders; therefore, no federal income tax provision is required. The aggregate cost of investments for federal income tax purposes is $887,249,813, the aggregate gross unrealized appreciation is $153,343,006, and the aggregate gross unrealized depreciation is ($20,222,469), resulting in net unrealized appreciation of $133,120,537.

   c. SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

   d. CASH AND CASH EQUIVALENTS: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

   e. EXPENSES: Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to both series of Meridian Fund, Inc. are allocated to each series in proportion to their relative net assets.

   f. USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual amounts could differ from those estimates.

   g. DISTRIBUTIONS TO SHAREHOLDERS: The Fund records distributions to its shareholders on the ex-date. The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

MERIDIAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the Financial Highlights.

2. RELATED PARTIES: The Fund has entered into a management agreement with Aster Investment Management Company, Inc. (the "Investment Adviser"). Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Investment Adviser. Beneficial ownership in the Fund by Richard F. Aster, Jr., President, as of December 31, 2001 was 0.74%.

    The Investment Adviser receives from the Fund as compensation for its services an annual fee of 1% of the Fund's net assets. The fee is paid monthly and calculated based on that month's average net assets. The investment adviser has agreed to voluntarily limit the expenses of the Fund to 2 1/2%. With respect to this voluntary limit, the Investment Adviser did not reimburse the Fund during 2001.

3. CAPITAL SHARES TRANSACTIONS: The Fund has authorized 50,000,000 common shares at a par value of $.01 per share. Transactions in capital shares for the period ended December 31, 2001 and the year ended June 30, 2000 were as follows:

                                                        December        June
                                                          2001          2001
                                                       ----------    ----------
Shares sold                                            14,685,494    24,752,831
Shares issued on reinvestment of distributions             72,026       324,659
                                                       ----------    ----------
                                                       14,757,520    25,077,490
Shares redeemed                                        (4,436,031)   (3,670,860)
                                                       ----------    ----------
Net increase                                           10,321,489    21,406,630
                                                       ==========    ==========

4. COMPENSATION OF DIRECTORS AND OFFICERS: Directors and officers of the Fund who are directors and/or officers of the Investment Adviser receive no compensation from the Fund. Directors of the Fund who are not interested persons as defined in the Investment Company Act of 1940 receive compensation in the amount of $1,000 per annum and a $1,000 purchase of Meridian Growth Fund or Meridian Value Fund shares, plus expenses for each Board of Directors meeting attended. The aggregate compensation due the unaffiliated Directors of the Fund as of December 31, 2001, was $2,300.

5. COST OF INVESTMENTS: The cost of investments purchased and the proceeds from sales of investments, excluding short-term obligations, for the period ended December 31, 2001, were $519,616,806 and $226,882,005, respectively. The cost of the U.S. Government securities purchased were $59,637,836, and $110,000,000 were redeemed at maturity during the period ended December 31, 2001.

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

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

                                                MERIDIAN VALUE FUND(R)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                         Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                         preceded or accompanied by an
                             effective prospectus.

       -----------------------------------------------------------------
                             Officers and Directors

                             RICHARD F. ASTER, JR.
                             President and Director

                              MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                JAMES B. GLAVIN

                                MICHAEL STOLPER
                                   Directors

                                GREGG B. KEELING
                            Treasurer and Secretary
                                   Custodian
                                BANK OF NEW YORK
                               New York, New York
                      Transfer Agent and Disbursing Agent
                                   PFPC, INC.
                         King of Prussia, Pennsylvania
                                 (800) 446-6662

                                    Counsel
                            MORRISON & FOERSTER LLP
                                Washington, D.C.

                               SEMI-ANNUAL REPORT

                              [MERIDIAN FUND LOGO]

                         60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939
                                 (415) 461-6237

                            Telephone (800) 446-6662

                               DECEMBER 31, 2001